CONSOLIDATED STATEMENTS OF INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
CONSOLIDATED STATEMENTS OF INCOME
Revenue - restaurant sales	$ 235,661	1,462,185	1,360,086	1,188,412
Restaurant expenses:
Food and paper	106,353	659,875	624,356	538,754
Restaurant wages and related expenses	50,097	310,829	265,711	223,595
Restaurant rent expense	23,568	146,231	131,327	121,520
Restaurant utilities expense	14,064	87,263	80,928	72,188
Other restaurant operating expenses	8,895	55,190	51,806	47,318
Selling, general and administrative	13,383	83,038	83,639	72,178
Pre-opening expenses	1,664	10,326	9,884	11,791
Depreciation	12,666	78,585	70,008	59,411
Property and equipment impairment	1,267	7,864	8,594	13,820
Goodwill impairment	68	424	0	456
Total operating expenses	232,025	1,439,625	1,326,253	1,161,031
Income from operations	3,636	22,560	33,833	27,381
Interest income	4,249	26,363	27,178	21,976
Foreign exchange gain (loss)	11	70	(3,543)	(307)
Other income, net	733	4,549	893	19,808
Income before income taxes	8,629	53,542	58,361	68,858
Income tax benefit (expenses)	(2,512)	(15,588)	(18,811)	6,778
Net income	6,117	37,954	39,550	75,636
Net income attributable to shareholders	$ 6,117	37,954	39,550	75,636
Basic net income per share (in dollars per share)	$ 0.06	0.36	0.38	0.73
Diluted net income per share (in dollars per share)	$ 0.06	0.35	0.37	0.72
Basic weighted average ordinary shares outstanding (in shares)	106,603,255	106,603,255	104,996,276	104,115,531
Diluted weighted average ordinary shares outstanding (in shares)	107,961,708	107,961,708	105,979,373	105,040,410